Deposit Liabilities Disclosures [Text Block]	12 Months Ended
Dec. 31, 2015
Deposit Liabilities Disclosures [Text Block]

9. DEPOSITS

Time deposits at December 31, 2015, mature $92.9 million, $30.2 million, $11.0 million, $9.0 million, and $48.2 million during 2016, 2017, 2018, 2019, and 2020, respectively.

The aggregate of all time deposit accounts of $250,000 or more amounted to $29.0 million and $54.6 million at December 31, 2015 and 2014, respectively.